1. SIGNIFICANT ACCOUNT POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Account Policies Details Narrative
Advertising and promotion expense	$ 1,078,180	$ 323,167
Shipping and Handling Costs	$ 282,935	$ 168,350
Effect of error corrections	The effect of these error corrections on the consolidated statement of operations and comprehensive income for the year ended December 31, 2013 is to increase the net loss by $11,278,890 (including increasing distribution, marketing and advertising expense and selling, general and administrative expense by $9,627,269 and $200,000, respectively and increasing interest expense by $1,451,621).